Income Taxes (Notes)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income tax disclosure
Income Taxes
For the years ended December 31, 2016 and 2015, successor period from October 25, 2014 through December 31, 2014 and the predecessor period from January 1, 2014 through October 24, 2014, the Company’s tax provision was computed based on the legal entity structure, as described in Note 1. Any tax benefit or valuation allowance related to net operating losses (“NOL”) was recognized and evaluated on a stand-alone basis.
The domestic and foreign components of (loss) income before income taxes are as follows:

	MPM HOLDINGS INC.
	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014

Domestic	$(118)	$(92)	$(9)	$1,983
Foreign	(28)	20	(51)	(265)
Total	$(146)	$(72)	$(60)	$1,718

	MOMENTIVE PERFORMANCE MATERIALS INC.
	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014

Domestic	$(116)	$(91)	$(9)	$1,983
Foreign	(28)	20	(51)	(265)
Total	$(144)	$(71)	$(60)	$1,718

There were no material differences in the remaining Income Taxes items between Momentive and MPM.
Income tax expense (benefit) attributable to loss from operations consists of:

Successor	Current	Deferred	Total
Year ended December 31, 2016:
United States federal	$—	$(10)	$(10)
State and local	—	—	—
Non-U.S. jurisdictions	35	(7)	28
	$35	$(17)	$18
Year ended December 31, 2015:
United States federal	$—	$—	$—
State and local	—	—	—
Non-U.S. jurisdictions	19	(6)	13
	$19	$(6)	$13
Period from October 25, 2014 through December 31, 2014:
United States federal	$—	$—	$—
State and local	—	—	—
Non-U.S. jurisdictions	10	(10)	—
	$10	$(10)	$—
Predecessor
Period from January 1, 2014 through October 24, 2014:
United States federal	$2	$—	$2
State and local	—	—	—
Non-U.S. jurisdictions	14	20	34
	$16	$20	$36

Income tax expense attributable to (loss) income before income taxes was $18, $13, $0 and $36 for the year ended December 31, 2016 and 2015, the successor period from October 25, 2014 through December 31, 2014 and the predecessor period from January 1, 2014 through October 24, 2014, respectively, and differed from the amounts computed by applying the U.S. federal income tax rate of 35% to pre-tax loss from continuing operations as a result of the following:

	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014
Income tax expense:
Computed expected tax (benefit) expense	$(50)	$(25)	$(21)	$603
State and local income taxes, net of federal income tax benefit	—	—	—	—
Increase (reduction) in income taxes resulting from:
Tax rate changes	(6)	(3)	—	1
Non-U.S. tax rate differential	(4)	(1)	4	(1)
Branch accounting effect	(17)	7	(23)	(22)
Withholding taxes	3	3	—	—
Valuation allowance	76	33	38	(695)
Reorganization and Fresh Start	—	—	—	101
Permanent differences	(1)	3	1	27
Bankruptcy costs	—	—	1	40
Change in permanent reinvestment assertion	—	—	(5)	(20)
Reserves for uncertain tax positions	17	(4)	5	2
Total	$18	$13	$—	$36

A significant portion of the Company’s foreign operations are conducted through entities which are treated as branches of the U.S. and thus subject to current U.S. taxation. As a result, the income or loss of each such branch operation is subject to taxation in its foreign jurisdiction of operation, as well as subject to current taxation in the U.S.

The rate reconciling item, “Valuation allowance” principally relates to the maintenance of a full valuation allowance for jurisdictions in which a valuation allowance had already been established based on the current year increase or decrease in net deferred tax assets in those jurisdictions.
The rate reconciling item, “Reserves for uncertain tax positions” for 2016 includes a payment of $9 related to the Company’s Italian tax court claim that was settled in 2016. In 2016, the Company also received a reimbursement of $9 under a tax indemnification agreement and included this in other non-operating expenses (net) in the Company’s Consolidated Statement of Operations.

The rate reconciling item, “Non-U.S. rate differential”, reflects the difference between the tax expense or benefit on pre-tax foreign income or loss at the local statutory rate, which is typically lower than 35%, after consideration of permanent differences, and the tax impact of the same pre-tax income or loss as computed at the U.S. statutory rate of 35%. The impact of the rate differential by jurisdiction was as follows:

Successor	Pre-Tax Income (Loss)	Statutory Rate(1)	Rate Effect
December 31, 2016:
China	$30	25.0%	$(3)
Germany	(86)	32.0%	3
Thailand	12	20.0%	(2)
Other (2)	16		(2)
			$(4)
December 31, 2015:
China	$12	25.0%	$(1)
Other (2)	8		—
			$(1)
December 31, 2014:
Germany	$(61)	31.2%	$2
Switzerland	(6)	14.4%	1
Japan	(14)	37.8%	—
Other (2)	6		1
			$4
Predecessor
October 24, 2014:
Germany	$(56)	31.2%	$1
Switzerland	3	14.4%	(1)
Japan	(25)	37.8%	(1)
Other (2)	32		—
			$(1)

(1)	The statutory rates included in the table above reflect the total statutory rates applied in each jurisdiction, including the impact of surcharges and local trade or enterprise taxes.

(2)
Other significant jurisdictions (and statutory rates) impacting the “Non-U.S. rate differential” includes: Korea 22% in 2016, 24% in 2015 and 2014), Thailand (20%), Hong Kong (16.5%), China (25%), Italy (27.5%), Switzerland (24% in 2015), and Germany (31.2%).

Due to the disregarded branch structure described above, an additional adjustment for “Branch accounting effect” records the tax impact of the foreign pre-tax income required to be included in the U.S. tax return at the U.S. statutory rate. This amount does not directly offset the “Non-U.S. rate differential” due primarily to the tax effect of inclusion of permanent GAAP to local tax differences in the “Non-U.S. rate differential”.

In the successor period from October 25, 2014 through December 31, 2014, the Company was able to assert permanent reinvestment and recorded the rate impact of the reversal of deferred tax recorded. During the predecessor period from January 1, 2014 through October 24, 2014, the Company reflected the change in foreign currency translation in the period due to the continued inability to assert permanent reinvestment. In 2013, due to going concern considerations, the Company changed its assertion with respect to its intention to permanently reinvest earnings outside the U.S. Accordingly, the tax effect of such change in assertion had been recorded in that year. As many of the Company’s operations are conducted in branch form, the impact of the change in this assertion primarily relates to the recognition of the tax effect of foreign currency gains and losses.

Under the Plan, a substantial portion of the Company’s pre-petition debt securities, revolving credit facilities and other obligations were extinguished. Absent an exception, a debtor recognizes cancellation of indebtedness income (“CODI”) upon discharge of its outstanding indebtedness for an amount of consideration that is less than its adjusted issue price. The Internal Revenue Code of 1986, as amended (“IRC”), provides that a debtor in a bankruptcy case may exclude CODI from taxable income but must reduce certain of its tax attributes by the amount of any CODI realized as a result of the consummation of a plan of reorganization. The amount of CODI realized by a taxpayer is the adjusted issue price of any indebtedness discharged less the sum of (i) the amount of cash paid, (ii) the issue price of any new indebtedness issued and (iii) the fair market value of any other consideration, including equity, issued. As a result of the market value of equity upon emergence from chapter 11 bankruptcy proceedings, the amount of U.S. CODI is approximately $1,733, which reduced the value of the Company’s U.S. NOL that had a value of $0 after valuation allowance. The amount of CODI in excess of the Company’s NOL reduced the tax basis in fixed assets and intangibles by $73. The actual reduction in tax attributes occurred on the first day of the Company’s tax year subsequent to the date of emergence.
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2016 and 2015 after adoption of ASU 2015-17 are presented below:

	Domestic		Foreign
	2016	2015	2016	2015
Deferred tax assets:
Inventory	$12	$13	$5	$2
Employee compensation	12	5	3	2
Unrealized foreign currency loss	13	19	1	2
Amortization	14	43	14	19
Depreciation	—	—	2	2
Pension	131	128	40	37
Net operating losses	132	87	102	103
Branch accounting future benefit	26	26	—	—
Reserves and accruals	23	13	8	6
Deferred interest deductions	—	—	61	65
Amortizable financing costs	8	10	—	—
Other	—	—	3	2
Total gross deferred tax assets	371	344	239	240
Less valuation allowance	(297)	(243)	(187)	(176)
Net deferred tax assets	74	101	52	64
Deferred tax liabilities:
Inventory	—	—	3	5
Reserves and accruals	—	—	1	1
Amortization	—	—	32	38
Depreciation	72	101	54	65
Withholding taxes and other	2	—	19	16
Total deferred tax liabilities	74	101	109	125
Net deferred tax liability	$—	$—	$(57)	$(61)

In 2016, $6 of U.S. deferred tax assets related to unrealized foreign currency losses, and related valuation allowance, were removed from the deferred tax table due to management’s expectation that the realization of a future tax benefit for these losses was remote.
NOL Schedule

Country	NOL Value
United States	$368
Germany	245
Japan	45
Thailand	28
Other	18
Total	$704

For the year ended December 31, 2016 and 2015, successor period from October 25, 2014 through December 31, 2014 and the predecessor period from January 1, 2014 through October 24, 2014, the Company had available approximately $704, $585, $423, and $376 of gross NOL carryforwards with expiration dates ranging from one year to indefinite that may be applied against future taxable income, respectively. In addition, none of the $368 U.S. NOL carryforwards are subject to dual consolidated loss rules. The NOL for the United States and Japan will begin to expire in 2034 and 2017, respectively. The NOL for Thailand will begin to expire in 2017. The NOL for Germany has no expiration date.
As a result of exiting bankruptcy, there was a change of ownership for the Company’s German entity. For German tax purposes, a change of ownership would trigger a limitation on the NOL carryforwards as of the date of the change in ownership. The limitation would disallow the entire NOL except for any amount that could be offset against any built in gain that existed at the ownership change. The Company has estimated the built in gain and concluded there is enough to support the NOL at the ownership change which is supported by a completed valuation of the German business. Since there is a valuation allowance against the German NOL deferred tax asset, a change in NOL would decrease the deferred tax asset and corresponding valuation allowance.
The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the net deferred tax assets are deductible, management believes it is more likely than not that the Company will not realize the benefit of most of their net deferred tax assets. As of December 31, 2016 and 2015, in some jurisdictions in which there is a net deferred tax asset, the Company has established a full valuation allowance. However, there are exceptions for certain non-U.S. jurisdictions where, based on management’s assessment, it is more likely than not the net deferred tax asset will be realized.
For the year ended December 31, 2016, the company recorded an increase in valuation allowance of $65, comprised of an increase in the U.S. valuation allowances of $54 and an increase in the foreign valuation allowance of $11. The change in the U.S. and non-U.S. valuation allowances recorded to reflect current activity of the U.S. and non-U.S. entities that have previously established valuation allowances. For the year ended December 31, 2015, the Company recorded a decrease in valuation allowances of $110, comprised of a increase in the U.S. valuation allowances of $137, partially offset by a decrease in the foreign valuation allowances of $27. The change in U.S. valuation allowances was primarily attributable to the impact of the reorganization adjustments to reflect the reduction in tax attributes as a result of the Company’s emergence from bankruptcy (see Note 2), as well as the application of fresh start accounting (see Note 3). The decrease in foreign valuation allowances of $27 was primarily attributable to valuation allowances of $21 recorded to reflect current activity of the non-U.S. entities that have previously established valuation allowances, partially offset by the reversal of the valuation allowance previously established against net deferred tax assets in China.
Under branch accounting, the inclusion of the non-U.S. operations in the U.S. income tax return requires the establishment of a deferred tax asset or liability to offset the foreign affiliates’ tax consequences; eliminating a duplicative deferred tax benefit or expense. The branch accounting future benefit deferred tax asset of $26 at both December 31, 2016 and 2015, principally represents the offset to the non-U.S. affiliates deferred tax liabilities of $57 and $61 as of December 31, 2016 and 2015, respectively.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Successor Balance at December 31, 2014	$51

Additions for tax positions of the current year	4
Additions for tax positions of the prior years	3
Reductions for tax positions of prior years	(9)
Settlements	(1)
Statute of limitations expiration	(11)
Foreign currency translation	(1)
Successor Balance at December 31, 2015	$36

Additions for tax positions of the current year	6
Additions for tax positions of the prior years	8
Reductions for tax positions of prior years	(2)
Settlements	(5)
Statute of limitations expiration	(4)
Foreign currency translation	—
Successor Balance at December 31, 2016	$39

Liabilities for unrecognized tax benefits as of December 31, 2016 relate to various domestic and foreign jurisdictions. If recognized, all of the unrecognized tax benefits as of December 31, 2016 would reduce the Company’s effective tax rate.
The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes. As of December 31, 2016 and 2015, the Company has recorded a liability of approximately $6 and $4, respectively, for interest and penalties.
In 2016, the Company settled tax-related claims in an Italian court for $9 which included $4 of interest and penalties. In 2016, the Company also received a reimbursement of $9 under a tax indemnification agreement and included this in other non-operating expenses (net) in the Company’s Consolidated Statement of Operations.
The Company files income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. In the normal course of business the Company is subject to examination by taxing authorities throughout the world with examinations ongoing in a few of those jurisdictions including Canada, Germany, India, Italy and Korea. Such major jurisdictions with open tax years are as follows: United States 2006-2016, China, 2006-2016, Germany 2006-2016, Italy 2011-2016, India 2011-2016, Switzerland 2016, Singapore 2012-2016, Japan 2010-2016, Thailand 2011-2016, Hong Kong 2011-2016, Canada 2009-2014 and Brazil 2011-2016. Unrecognized tax benefits are not expected to change significantly over the next 12 months.
The Company is recognizing the earnings of non-U.S. operations currently in its U.S. consolidated income tax return as of December 31, 2016 and is expecting that, with the exception of Germany and Japan, all earnings will be repatriated to the U.S. The Company has accrued the incremental tax expense expected to be incurred upon the repatriation of these earnings. In addition, the Company has certain intercompany arrangements that, if settled, may trigger taxable gains or losses based on foreign currency exchange rates in place at the time of settlement.